DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Derivative fair value at beginning		$ 3,116,734
Embedded derivatives	250,371	396,013
Conversions	(49,248)	(3,512,747)
Changes in fair value inputs and assumptions reflected in income	(84,564)
Derivative fair value at ending	$ 116,559		$ 3,116,734